Property and Equipment - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, appraisal frequency	Once every five years
Property in own use [member]
Disclosure of detailed information about property, plant and equipment [line items]
Purchase price	€ 1,044	€ 1,400
Purchase price less accumulated depreciation and impairments	495	625
Disposals	145	€ 38
Property in own use [member] | Belgium [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals	€ 145